Summary Of Business And Significant Accounting Policies (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) a	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Accounting Policies [Abstract]
Equity earnings (loss), net of taxes | $	$ 198	$ 117	$ (200)
Acres of forestlands managed or owned | a	329,000
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Annual straight-line depreciation rates	5.00%
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual straight-line depreciation rates	33.00%
Building [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Annual straight-line depreciation rates	2.50%
Building [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual straight-line depreciation rates	5.00%